Stockholders' Equity (Outstanding Restricted Stock) (Details) (Restricted Stock Units (RSUs) [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Aggregate Intrinsic Value	$ 56.4
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Beginning of year	4,401,768
Granted	1,528,160
Converted	(1,188,634)
Forfeited	(702,512)
End of year	4,038,782
End of year, Weighted Average Remaining Contractual Life (in years)	2 years